Related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions With Related Party [Abstract]
Financial income	$ 2,755	$ 7,052	$ 4,121
Financial expense	(361,270)	(378,386)	(407,990)
Kaxu, Solaben 2&3 and Solacor 1&2 [Member]
Details of Balances [Abstract]
Credit payables (non-current)	3,400	21,100
Algonquin [Member]
Details of Balances [Abstract]
Credit payables (current)	6,100	4,200
Amherst Island Partnership [Member]
Details of Balances [Abstract]
Compensation received in lieu of dividends	6,300	4,300
Arroyo Netherlands II B.V [Member]
Details of Balances [Abstract]
Credit receivables (current)	10,000	15,500
Related Parties [Member]
Details of Balances [Abstract]
Credit receivables (current)	19,387	23,067
Credit receivables (non-current)	15,768	10,082
Total receivables from related parties	35,155	33,149
Credit payables (current)	9,494	18,477
Credit payables (non-current)	5	6,810
Total payables to related parties	9,499	25,287
Subsidiaries [Member]
Transactions With Related Party [Abstract]
Financial income	2,069	2,017	978
Financial expense	(97)	(155)	$ (195)
Board of Directors and CEO [Member]
Non-controlling ownership interest [Abstract]
Remuneration received	4,600	3,400
Annual bonus	1,000	1,000
CEO [Member]
Non-controlling ownership interest [Abstract]
Long term award	$ 1,900	$ 800